Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Core ETF	Oct. 30, 2024
Fidelity Enhanced Large Cap Core ETF | Return Before Taxes
Average Annual Return:
Past 1 year	26.08%
Past 5 years	15.73%
Past 10 years	11.82%
Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.76%
Past 5 years	14.44%
Past 10 years	10.52%
Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.64%
Past 5 years	12.37%
Past 10 years	9.33%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%